Leases - Additional Information (Detail) - MXN ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Presentation of leases for lessee [abstract]
Interest expenses on lease liabilities	$ 59	$ 72
Expenses for low value assets and short-term leases	229	$ 11
Accumulated amount of concessions, decreases or cancellations for leases	$ 2